Related Party Transactions - Schedule of Transactions between Related Parties (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Direct controlling shareholder [Member]
Assets/(Liabilities)
Fund quotas	[1]
Term Deposit Certificate - Client deposits	[1],[2]	(1,497)	(1,250)
Letters of credit for real estate	[1]
Agribusiness letters of credit	[1]
Amounts payable	[1]	(385)	(735)
Revenue/(Expenses)
Revenue from investment in investment fund	[1]
Interest expense	[1]	(54)	(41)
Associated companies [Member]
Assets/(Liabilities)
Fund quotas	[3]	89,557	117,895
Term Deposit Certificate - Client deposits	[2],[3]	(10,345)	(13,788)
Letters of credit for real estate	[3]
Agribusiness letters of credit	[3]
Amounts payable	[3]
Revenue/(Expenses)
Revenue from investment in investment fund	[3]	4,892	9,966
Interest expense	[3]	(1,678)	(1,338)
Key management personnel [Member]
Assets/(Liabilities)
Fund quotas	[4]
Term Deposit Certificate - Client deposits	[2],[4]	(2,096)	(2,553)
Letters of credit for real estate	[4]		(2,709)
Agribusiness letters of credit	[4]		(91)
Amounts payable	[4]
Revenue/(Expenses)
Revenue from investment in investment fund	[4]
Interest expense	[4]	(496)	(653)
Related parties [Member]
Assets/(Liabilities)
Fund quotas		89,557	117,895
Term Deposit Certificate - Client deposits	[2]	(13,938)	(17,591)
Letters of credit for real estate			(2,709)
Agribusiness letters of credit			(91)
Amounts payable		(385)	(735)
Revenue/(Expenses)
Revenue from investment in investment fund		4,892	9,966
Interest expense		R$ (2,228)	R$ (2,032)

[1]	BR Partners Holdco Participações S.A.
[2]	Represented by fundraising by BR Partners Banco de Investimento S.A., maturing up to December 15, 2028 at a variable rate ranging from 100% to 109% of the DI (interbank deposit).
[3]	Other companies of BR Partners Group, BR Partners Outlet Premium Fundo de Investimento em Participações Multiestratégia Responsabilidade Limitada and BR Partners Fundo de Investimento Financeiro.
[4]	Members of Board of Directors and Executive Board.